The Prudential Variable Contract-24

PGIM Investments LLC

655 Broad Street

Newark, New Jersey 07102

                              May 1, 2019

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC  20549

RE:The Prudential Variable Contract Account-24

                                                             Registration Nos. 33-12362 and 811-05053

            Dear Sir/Madam:

                                   Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant does not differ from that contained in Post-Effective Amendment No. 45 to the Fund's registration statement.  This Post-Effective Amendment to the Fund's registration statement was filed electronically via EDGAR on April 22, 2019.

                                               Thank you for your attention to this filing.  Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Very truly yours,

/s/ Jonathan D. Shain

Jonathan D. Shain

Vice President and Corporate Counsel